De-SPAC Merger Transaction (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Additional Equity Securities Information

The following table provides additional information on the securities contributed and exchanged as part of the BCG Recapitalization by each of BHI, Bruce W. Schnitzer and Hicks Holdings Operating, LLC (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A-1	BCH Class S Ordinary Units Received	BCG Class B Units Received
BHI	$177,195	178	178
Bruce W. Schnitzer	988	1	1
Hicks Holdings Operating, LLC	13,222	14	14
Total	$191,405	193	193

The following table provides additional information on the securities contributed and exchanged as part of the BCG Recapitalization by each of Bruce W. Schnitzer and Richard W. Fisher (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A-1	BCH Class S Ordinary Units Received	BCG Class A Units Received
Bruce W. Schnitzer	$734	9	9
Richard W. Fisher	1,722	10	10
Total	$2,456	19	19

The following table provides additional information on the securities contributed and exchanged as part of the BCG Recapitalization by each of BHI, Bruce W. Schnitzer and Hicks Holdings Operating, LLC (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A-1	BCH Class S Ordinary Units Received	BCG Class B Units Received
BHI	$177,195	178	178
Bruce W. Schnitzer	988	1	1
Hicks Holdings Operating, LLC	13,222	14	14
Total	$191,405	193	193

The following table provides additional information on the securities contributed and exchanged as part of the BCG Recapitalization by each of Bruce W. Schnitzer and Richard W. Fisher (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A-1	BCH Class S Ordinary Units Received	BCG Class A Units Received
Bruce W. Schnitzer	$734	9	9
Richard W. Fisher	1,722	10	10
Total	$2,456	19	19